Sales of Vessels (Details) $ in Thousands	1 Months Ended			3 Months Ended		9 Months Ended
	Nov. 30, 2018 USD ($) vessel	Sep. 30, 2018 USD ($) vessel	Jul. 31, 2017 USD ($) vessel	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($) vessel	Sep. 30, 2018 USD ($) vessel	Sep. 30, 2017 USD ($) vessel
Property, Plant and Equipment [Line Items]
(Loss) gain on sale of vessels (note 14) | $				$ 0	$ (7,926)	$ 170	$ (12,495)
Proceeds from financing related to sales and leaseback of vessels | $						156,644	$ 153,000
Ship-to-ship Support Vessel
Property, Plant and Equipment [Line Items]
(Loss) gain on sale of vessels (note 14) | $						$ 200
Number of vessels sold | vessel					1	1	1
Aframax Tanker
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel					3		3
Proceeds from financing related to sales and leaseback of vessels | $		$ 156,600
Suezmax Tankers
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel					2		2
Proceeds from financing related to sales and leaseback of vessels | $			$ 153,000
Suezmax, Aframax and Ship-to-ship Support Vessels
Property, Plant and Equipment [Line Items]
(Loss) gain on sale of vessels (note 14) | $					$ (7,900)		$ (12,500)
Subsequent Event | Suezmax, Aframax and LR2 Vessels
Property, Plant and Equipment [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $	$ 84,700
Aframax Tankers Sale Leaseback
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel		6
Proceeds from financing related to sales and leaseback of vessels | $		$ 156,600
Aframax Tankers Sale Leaseback | Subsequent Event | Aframax Tanker
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel	2
Suezmax, Aframax and LR2 Sale Leaseback | Subsequent Event
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel	4
Suezmax Tanker Sale Leaseback
Property, Plant and Equipment [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $			$ 153,000
Suezmax Tanker Sale Leaseback | Suezmax Tankers
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel			4
Suezmax Tanker Sale Leaseback | Subsequent Event | Suezmax Tankers
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel	1
LR2 Product Tanker Sale Leaseback | Subsequent Event | LR2 Tankers
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel	1